Selling and distribution expenses	12 Months Ended
Dec. 31, 2024
Selling And Distribution Expenses [Abstract]
Selling and distribution expenses	Selling and distribution expenses

(in €‘000)	2024	2023	2022
Employee benefits expenses	1,558	1,236	1,650
Amortization of customer relationships including impairment	5,934	395	231
Depreciation of right-of-use assets	113	114	148
Marketing and communication costs	1,045	765	478
Housing and facility costs	56	39	48
Travelling costs	50	54	32
Total	8,756	2,603	2,587
Refer to Note 10 for a breakdown of expenses by nature.